Employee Benefit Plans (Change In Plan Assets) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		$ 123	$ 180	$ 35
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	$ 2,249	2,600	2,287
Actual return (loss) on assets		(179)	327
Employer contributions	12	82	149	4
Participant contributions
Benefits paid		(175)	(163)
Annuity purchase		(79)
Fair value of assets at end of year		2,249	2,600	2,287
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	132	149	143
Actual return (loss) on assets		(10)	23
Employer contributions	$ 18	41	31	31
Participant contributions		19	19
Benefits paid		(67)	(67)
Annuity purchase
Fair value of assets at end of year		$ 132	$ 149	$ 143